Term loan facility (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 24, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Term loan facility		$ 48,230	$ 0
Senior secured debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility	$ 100,000
Original issue discount	6.00%
Term loan facility closing date value	$ 3,200
Interest rate basis	payable quarterly thereafter starting at 1.5% of the aggregate principal amount and gradually increasing to 6.25% after 36 months. Interest of U.S. SOFR rate (4% floor) plus 6% per annum is payable monthly
Review fees rate	0.50%
Total interest and financing expense	$ 2,500	3,900
Borrowing costs and capitalized as property, plant and equipment		500
Minimum required cash balance		$ 75,000
Senior secured debt facility [Member] | Initial advance [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility	50,000
Senior secured debt facility [Member] | Additional tranches [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility	$ 25,000